Segment Reporting, Information for Operating Segments (Details) - AUD ($) $ in Thousands		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024		Jun. 30, 2023
Segment Results [Abstract]
Total revenue	[1],[2]	$ 223,365	$ 200,873	[3]	$ 0	[3]
Underlying EBITDA		(66,915)	(54,154)		(23,465)
Underlying depreciation and amortisation expense	[4]	(40,056)	(33,307)		(634)
Underlying earnings adjustments	[5]	(277,401)	(31,607)		2,578
Loss from operations		(384,372)	(119,068)	[3]	(21,521)	[3]
Net financial income (expense)		(358)	3,622	[3]	14,821	[3]
Loss before income tax		(384,730)	(115,446)	[3]	(6,700)	[3]
Income tax benefit/(expense)		2,989	(3,576)	[3]	(3,649)	[3]
Loss after income tax		(381,741)	(119,022)	[3]	(10,349)	[3]
Underlying exploration expenditure		27,345	33,686		92,366
Underlying capital expenditure	[6]	19,727	105,565		153,034
Total underlying assets		652,714	945,046		1,009,573
Total underlying liabilities		177,268	149,413		136,128
Corporate [Member]
Segment Results [Abstract]
Total revenue		0	0		0
Underlying EBITDA		(4,762)	(4,870)		(8,614)
Underlying depreciation and amortisation expense	[4]	(146)	(98)		(65)
Underlying earnings adjustments	[5]	(385,692)	(40,760)		0
Loss from operations		(390,600)	(45,728)		(8,679)
Underlying exploration expenditure		0	0		0
Underlying capital expenditure	[6]	98	37		40
Total underlying assets		445,711	814,010		805,945
Total underlying liabilities		4,234	14,106		9,804
Operating Segments [Member] | Australian Operations [Member]
Segment Results [Abstract]
Total revenue		0	0		0
Underlying EBITDA		(1,751)	(193)		(247)
Underlying depreciation and amortisation expense	[4]	(2)	(2)		0
Underlying earnings adjustments	[5]	0	(5,930)		0
Loss from operations		(1,753)	(6,125)		(247)
Underlying exploration expenditure		0	2,534		593
Underlying capital expenditure	[6]	0	0		5
Total underlying assets		264	36		3,750
Total underlying liabilities		12	119		17
Operating Segments [Member] | Canadian Operations [Member]
Segment Results [Abstract]
Total revenue		223,365	200,873		0
Underlying EBITDA		(60,402)	(49,091)		(14,604)
Underlying depreciation and amortisation expense	[4]	(39,908)	(33,207)		(569)
Underlying earnings adjustments	[5]	(264,880)	(24,413)		2,578
Loss from operations		(365,190)	(106,711)		(12,595)
Underlying exploration expenditure		27,345	31,152		91,773
Underlying capital expenditure	[6]	19,629	105,528		152,989
Total underlying assets		646,079	881,307		839,539
Total underlying liabilities		176,534	138,474		124,084
Group Eliminations [Member]
Segment Results [Abstract]
Total revenue		0	0		0
Underlying EBITDA		0	0		0
Underlying depreciation and amortisation expense	[4]	0	0		0
Underlying earnings adjustments	[5]	373,171	39,496		0
Loss from operations		373,171	39,496		0
Underlying exploration expenditure		0	0		0
Underlying capital expenditure	[6]	0	0		0
Total underlying assets		(439,340)	(750,307)		(639,661)
Total underlying liabilities		$ (3,512)	$ (3,286)
Unallocated amounts [member]
Segment Results [Abstract]
Total underlying liabilities					$ 2,223

[1]	Revenue is primarily presented by the geographical destination of the product.
[2]	Revenue relates solely to the sale of spodumene concentrate from North American Lithium. Refer to Note 5 (b) for a disaggregation of revenue by primary geographical market.
[3]	Refer to Note 32 for details on restatement of prior period comparatives.
[4]	Underlying depreciation and amortisation expense is comprised of depreciation and amortisation expense and other non-cash inventory movements recognised within ‘Changes in inventories of finished goods and work in progress’. Refer to Note 7 for further details.
[5]	Refer to Note 4 (c) for further details.
[6]	Underlying capital expenditure excludes capitalised exploration expenditure.